SHARE CAPITAL	12 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

6. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

On July 14, 2023, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 5:1 basis. All common shares, stock options, restricted share units and warrant references in these consolidated financial statements reflect the effect of the share consolidation.

Issued share capital for the year ended September 30, 2023

On December 2, 2022, the Company issued 133,200 pre-funded warrants ("PFWs") of the Company at a price per PFW of $6.245 and 194,800 Units of the Company at a price per Unit of $6.25 for aggregate gross proceeds of $2,049,334. Each PFW is exercisable into one Unit at an exercise price of $0.005 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one common share purchase warrant ("Warrant") of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $6.75 per share until December 2, 2024.

The PFWs are classified as a component of permanent shareholders' equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the Units with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of common shares upon exercise. In addition, such PFWs do not provide any guarantee of value or return. The Company valued the PFWs at issuance, concluding that their sales price approximated their fair value, and a total of $831,834 is recorded to the PFWs.

On March 10, 2023, 30,000 RSUs were exercised and $232,500 was reclassified from reserves to share capital upon the exercise.

During the year ended September 30, 2023, an aggregate of 28,800 warrants were exercised for gross proceeds of $253,440.

Issued share capital for the year ended September 30, 2022

On April 11, 2022, the Company entered into a scientific advisory board agreement with Karl Deisseroth ("Deisseroth") pursuant to which the Company will pay Deisseroth a monthly fee of US$4,166.66 and issued an aggregate 5,000 common shares (the "Payment Shares") in the capital of the Company at a fair market value of $5.45 per share (total fair market value of $27,250). The Payment Shares will be issued in escrow and released to Deisseroth over a period of four years commencing on March 8, 2023 (see Note 8).

On August 30, 2022, the Company issued 571,600 Units of the Company at a price per unit of $7.00 for aggregate gross proceeds of $4,001,200. Each Unit is comprised of one common share and one common share purchase warrant of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $8.80 per share until August 30, 2024. The agent was paid a cash finder's fee $280,084 and expenses of $176,065 and received compensation warrants entitling them to purchase an aggregate of 26,808 Units of the Company at a per unit price of $7.00 for a period of twenty-four months following closing, with the Units having the same terms as the Units sold pursuant to the Offering. An advisor was additionally paid a cash finder's fee of $259,245 and received compensation warrants entitling them to purchase an aggregate of 18,232 Units of the Company at a per unit price of $7.00 for a period of twenty-four months following closing, with the Units having the same terms as the Units sold pursuant to the Offering. The Company incurred additional share issue costs of $84,585 in connection with the offering.

In September 2022, 45,040 compensation warrants were exercised for gross proceeds of $315,277. Upon exercise, $531,000 was reclassified from reserves to share capital.

During the year ended September 30, 2022, 529,960 warrants priced at $0.25, $8.80, and $47.30 per unit were exercised for gross proceeds of $1,653,170.

Issued share capital for the year ended September 30, 2021

On November 2, 2020, the Company closed the second tranche of a non-brokered private placement financing through the issuance of 325,828 common shares at a price $6.25 per common share for gross proceeds of $2,036,422.

On January 6, 2021, the Company issued 2,960 common shares at a deemed price of $6.25 per share to settle an $18,500 debt owing to a consultant pursuant to a debt settlement agreement entered into by the Company with the consultant.

On February 3, 2021, the 3,200 SWs were deemed to be exercised for SW shares and 3,200 common shares of the Company were issued to the SW holders (see below).

On March 17, 2021, the Company issued 683,977 Units at a price per Unit of $37.85 for aggregate gross proceeds of $25,888,514. Each Unit comprised one common share and one-half of one common share purchase warrant of the Company. Each warrant is exercisable to acquire one common share of the Company at an exercise price of $47.30 per share until March 17, 2024, subject to adjustment and acceleration in certain events. If the daily volume weighted average trading price of the common shares on the CSE is equal to or greater than $66.25 per common share for any 10 consecutive trading days, the Company shall have the right to accelerate the expiry date of the warrants to a date that is at least 30 trading days following the date of the Company issuing a press release disclosing such acceleration. The underwriters were paid fees for their services in the amount of $916,317 and received compensation warrants entitling them to purchase an aggregate of 26,533 common shares at a price of $37.85 per common share for a period of thirty-six months following closing. These warrants have an ascribed value of $521,000. On February 17, 2022, the Company received $33,684 in share subscriptions receivable related to this financing.

On April 6, 2021, the Company paid a New York-based company (the "Finder") a contingent cash fee in the amount of $600,000, being 4.5% of $13,333,333 in net equity proceeds received from three investors introduced to the Company by the Finder. The Finder was also entitled to receive compensation warrants allowing it to purchase an aggregate of 1,761 common shares at a price of $37.85 per common share for a period of five years. These warrants were never issued and instead, on September 21, 2021, the Company granted compensation options (see below).

On April 23, 2021, 389,600 escrowed share purchase warrants were exercised for $0.25 per share for gross proceeds of $97,400.

On April 28, 2021, the Company issued 12,600 common shares to the University at a deemed price of $29.25 per share. The $368,550 value attributed to these shares has been recognized as a research and development expense in the consolidated statements of comprehensive loss during the year ended September 30, 2021. See Note 8.

Escrowed securities

On January 28, 2021, the Company entered into an escrow agreement under National Policy 46-201 Escrow for Initial Public Offerings (the "Policy") in connection with the listing of common shares of the Company on the CSE, whereby 570,560 common shares of the Company and 389,600 share purchase warrants (exercised on April 23, 2021), being an aggregate of 960,160 securities, were deposited to be held in escrow. As the Company is defined as an emerging issuer under the Policy, the escrowed securities will be released as follows:

  96,016 - on the date that the Company's shares are listed on the CSE (February 8, 2021); and
  144,024 - 6, 12, 18, 24, 30 and 36 months after the listing date.

As at September 30, 2023, 144,024 common shares remain in escrow.

Stock options

The Company's stock option plan provides for stock options to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the stock option plan, eligibility, vesting period, terms of the options and the number of options granted are to be determined by the Board of Directors at the time of grant. The stock option plan allows the Board of Directors to issue up to 10% of the Company's outstanding common shares as stock options.

Options granted during the year ended September 30, 2023

On December 1, 2022, the Company granted 60,000 options to the Chief Medical Officer of the Company. The options have an exercise price of $8.25 per share, expire on December 1, 2027 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $8.25; ii) share price: $7.75; iii) term: 5 years; iv) volatility: 141.61%; v) discount rate: 3.05%; and dividends: nil.

On December 1, 2022, the Company and a consultant mutually agreed to cancel 16,000 options that were previously granted on April 28, 2021.

On February 16, 2023, the Company granted 47,000 options to the consultants and a director of the Company. The options have an exercise price of $5.25 per share, expire on February 16, 2028 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $5.25; ii) share price: $4.85; iii) term: 5 years; iv) volatility: 135.92%; v) discount rate: 3.45%; and dividends: nil.

Options granted during the year ended September 30, 2022

On September 6, 2022, the Company granted 16,000 options to a director of the Company. These options have an exercise price of $12.30 per share, expire on September 6, 2027 and vest as follows: 25% on the grant date, 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, and 25% on the third anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $12.30; ii) share price: $12.00; iii) term: 5 years; iv) volatility: 147.31%; v) discount rate:3.33%; and dividends: nil.

The following table summarizes the movements in the Company's outstanding stock options for the years ended September 30, 2023 and September 30, 2022:

	Number of options	Weighted average exercise price

Balance at September 30, 2021	205,161	$19.50
Granted	16,000	$12.30
Forfeited	(38,000)	$22.95
Balance at September 30, 2022	183,161	$18.20
Granted	107,000	$6.93
Cancelled(1), (2)	(78,000)	$20.52
Balance at September 30, 2023	212,161	$11.65

(1) 30,000 and 16,000 options were forfeited 90 days after the termination of the services of a former Chief Medical Officer and a director of the Company.

As at September 30, 2023, the options have a weighted average remaining life of 3.28 years (September 30, 2022 - 3.39).

The following table summarizes the stock options issued and outstanding:

		Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
September 21, 2024	1,761	1,761	$38.20	0.98
November 17, 2025	71,400	48,133	$6.25	2.13
April 28, 2026 (2)	16,000	8,000	$38.00	2.58
June 15, 2026	16,000	8,000	$38.00	2.71
December 1, 2027	60,000	-	$8.25	4.17
February 16, 2028	47,000	-	$5.25	4.38

(2) On December 1, 2022, the Company and a consultant mutually agreed to cancel 16,000 options, and an additional 16,000 options were cancelled on the retirement of a consultant.

Restricted share unit plan

The Company's restricted share unit ("RSU") plan provides RSUs to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the RSU plan, eligibility, vesting period, terms of the RSUs and the number of RSUs granted are to be determined by the Board of Directors at the time of the grant. The RSU plan allows the Board of Directors to issue common shares of the company as equity settled RSUs, provided that, when combined, the maximum number of common shares reserved for issuance under all share-based compensation arrangements of the Company does not exceed 10% of the Company's outstanding common shares.

On December 1, 2022, the Company issued 220,000 RSUs to the directors of the Company. These RSUs vest on an annual basis over a period of four years commencing on December 1, 2022 and expiring on December 1, 2027. The estimated fair value of these RSUs is $1,705,000 and will be recognized as an expense over the vesting period of the RSUs.

On April 27, 2022, the Company issued 20,000 RSUs to a director of the Company and these RSU's vest as follows: 25% on the date of grant and 25% each on April 27, 2024, 2025 and 2026. The estimated fair value of these RSUs is $127,000 and will be recognized as an expense over the vesting period of the RSUs.

On February 4, 2022 and February 11, 2022, the Company issued 5,000 RSUs and 7,000 RSUs, respectively. These RSUs vest on an annual basis over a period of four years commencing on February 1, 2023. The estimated fair value of these RSUs is $181,250 and will be recognized as an expense over the vesting period of the RSUs.

The following table summarizes the movements in the Company's outstanding RSUs for the years ended September 30, 2023 and September 30, 2022:

	Equity settled	Cash settled	Total	Weighted average exercise price
Balance at September 30, 2020 and 2021	76,000	-	76,000	$6.25
Granted	32,000	-	32,000	$29.55
Balance at September 30, 2022	108,000	-	108,000	$13.15
Granted	220,000	-	220,000	$7.75
Exercised	(30,000)	-	(30,000)	$7.75
Forfeited*	(76,000)	-	(76,000)	$6.25
Balance at September 30, 2023	222,000	-	222,000	$10.89

* On November 23, 2022, 76,000 RSUs were forfeited on the termination of the services of former Chief Medical Officer of the Company.

As at September 30, 2023, the RSUs have a weighted average remaining life of 4.07 years (September 30, 2022 - 3.38 years).

The following table summarizes the RSUs issued and outstanding:

		RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Exercise price	Remaining life (Years)
February 1, 2027	5,000	1,250	$15.25	3.34
February 1, 2027	7,000	1,750	$15.00	3.34
April 27, 2027	20,000	5,000	$38.20	3.58
December 1, 2027	190,000	25,000	$7.75	4.17

Share-based compensation expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Stock options	50,350	643,911	643,963
Restricted share units - equity settled grants	1,101,781	231,145	236,652
Total equity settled share-based compensation expense	1,152,131	875,056	880,615
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	1,152,131	875,056	880,615

Share-based compensation expense is included in the consolidated statements of comprehensive loss as follows:

	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Consulting fees	43,736	3,858	8,045
Directors' compensation	1,156,523	99,438	136,612
Marketing, advertising and investor relations	-	-	3,696
Professional fees	-	-	23,126
Research and development	(48,128)	771,760	709,136
Total share-based compensation expense	1,152,131	875,056	880,615

Warrants

The following table summarizes the movements in the Company's outstanding warrants for the years ended September 30, 2023 and September 30, 2022:

	Number of warrants	Weighted average exercise price
Balance at September 30, 2021	794,840	$21.75
Issued	616,640	8.80
Issued - compensation warrants	45,040	7.00
Exercised	(575,000)	3.40
Balance at September 30, 2022	881,520	$23.89
Issued	194,800	6.75
Exercised	(28,800)	8.80
Balance at September 30, 2023	1,047,520	$21.12

On March 17, 2021, the Company issued 26,533 compensation warrants to underwriters. The fair value of these share purchase warrants of $521,000 was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $37.85; ii) share price: $33.25; iii) term: 3 years; iv) volatility: 100%; v) discount rate: 0.35%; and dividends: nil. The fair value of these broker warrants was recorded as a reduction against share capital.

On August 30, 2022, the Company granted 45,040 compensation warrants at an exercise price of $7.00 per compensation warrant expiring on August 30, 2024. Each compensation warrant comprises the one Unit under the same terms of the offering which closed on August 30, 2022. The fair value of these compensation warrants of $315,000 was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $7.00; ii) share price: $14.65; iii) term: 2 years; iv) volatility: 147.31%; v) discount rate:3.63%; and dividends: nil.

As at September 30, 2023, the warrants have a weighted average remaining life of 0.80 (September 30, 2022 - 1.72) years.

The following table summarizes the warrants issued and outstanding:

	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
July 30, 2024 (1)	62,960	$0.25	0.83
March 17, 2024	339,488	$47.30	0.46
March 17, 2024	26,533	$37.85	0.46
August 30, 2024	378,700	$8.80	0.92
August 30, 2024	26,808	$8.80	0.92
August 30, 2024	18,232	$8.80	0.92
December 2, 2024	194,800	$6.75	1.18

(1) On June 15, 2021, the Company entered into warrant exercise agreements with the two warrant holders, whereby the warrant holders authorized the Company to issue only such number of common shares (or other class of voting securities of the Company, if applicable) as will result in the warrant holders and any other person (as defined) holding less than the threshold number of 4.99% (as defined) of any class of voting securities of the Company as of the date of exercise or conversion of the warrants.